Financial debt (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	$ 1,544,807	$ 1,553,973	$ 950,412
2019 [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	1,807
2020 [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	12,000
2021 [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	12,000
2022 [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	1,512,000
2023 [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	$ 7,000